Variant Alternative Income Fund

Schedule of Investments

July 31, 2021

	Shares/Units	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investments in private investment companies - 27.4%
Litigation Finance
EAJF Leveraged Feeder LP (a)(g)(h)	-	3/30/2021	$6,000,000	$6,232,903	0.6
Series 4 - Virage Capital Partners LP (a)(g)(h)	-	9/1/2018	1,256,910	1,838,839	0.2
Series 6 - Virage Capital Partners LP (a)(g)(h)	-	10/31/2019	16,000,000	18,187,867	1.7
Virage Recovery Fund (Cayman) LP (g)(h)	-	8/6/2019	15,313,446	35,325,893	3.4
			38,570,356	61,585,502	5.9
Portfolio Finance
Crestline Portfolio Financing Fund Offshore B, L.P. and Subsidiary (g)(h)	-	4/25/2018	815,923	1,026,792	0.1
Crestline Praeter, L.P. - Zoom (g)(h)	-	12/26/2019	2,584,158	2,481,186	0.2
			3,400,081	3,507,978	0.3
Real Estate Debt
Bay Point Capital Partners II, LP (g)(h)	-	7/2/2019	9,704,620	12,290,360	1.2
Oak Harbor Capital NPL VII, LLC (a)(g)(h)	-	3/1/2019	10,179,361	11,777,371	1.1
Quiet Credit I LLC (a)(g)(h)		7/15/2021	6,250,000	6,331,448	0.6
			26,133,981	30,399,179	2.9
Real Estate Equity
Montreux Healthcare Fund PLC (a)(h)	30,243	2/1/2018	55,792,884	47,150,913	4.5
Prime Storage Fund II (Cayman), LP (g)(h)	-	11/20/2017	1,420,733	1,561,517	0.1
			57,213,617	48,712,430	4.7
Royalties
MV Feeder, LLC (g)(h)	-	11/27/2020	9,117,958	9,009,630	0.9

Secondaries
Armadillo Financial Fund LP (g)(h)	-	12/28/2018	116,039	40,236	0.0
Marathon Structured Product Strategies Fund, LP (a)(g)(h)	-	3/27/2019	851,867	842,035	0.1
North Haven Offshore Infrastructure Partners A L.P. (g)(h)	-	7/18/2019	1,566,729	1,855,698	0.2
PWP Asset Based Income ASP Fund (g)(h)	-	3/29/2019	916,560	1,051,197	0.1
Thor Urban Property Fund II Liquidating Trust	35,695	12/30/2019	4,829,713	1,196,505	0.1
			8,280,908	4,985,671	0.5
Specialty Finance
Blue Elephant Financing Fund I, L.P. (g)(h)	-	3/29/2019	1,437,849	1,064,257	0.1
CoVenture - Amzn Credit Opportunities Fund LP (g)(h)	-	3/11/2021	8,274,908	8,362,062	0.8
CoVenture Credit Opportunities Partners Fund LP (a)(g)(h)	-	2/28/2020	13,316,888	13,478,226	1.3
CoVenture - No1 Credit Opportunities Fund LLC (A-2 Series) (g)(h)	-	2/5/2021	3,000,000	3,033,987	0.3
CoVenture - No1 Credit Opportunities Fund LLC (A-3 Series) (g)(h)	-	7/12/2021	1,560,367	1,567,814	0.1
CoVenture - No1 Credit Opportunities Fund LLC (g)(h)	-	12/12/2019	1,000,000	1,012,354	0.1
DelGatto Diamond Fund QP, LP (g)(h)	-	10/3/2019	18,750,000	20,934,834	2.0
Leaf II SPC (a) (b) (c) (d)	-	11/28/2018	28,537	18,659	0.0
OHPC LP Founders Class Interest 1.25% (a)(g)(h)		5/27/2021	5,000,000	5,040,145	0.5
OHP II LP (a)(g)(h)	-	3/7/2019	9,000,000	9,090,287	0.9
Turning Rock Fund I LP (g)(h)	-	11/29/2019	6,620,159	7,306,466	0.7
			67,988,708	70,909,091	6.8
Transportation Finance
Aero Capital Solutions Fund, LP (a)(g)(h)	-	1/17/2019	2,532,890	2,786,438	0.3
Aero Capital Solutions Fund II, LP (a)(g)(h)	-	9/16/2019	40,196,149	43,711,201	4.2
American Rivers Fund, LLC (a)(g)(h)	-	5/2/2019	7,134,471	7,439,141	0.7
Hudson Transport Real Asset Fund LP (a)(g)(h)	-	8/31/2018	1,494,331	1,614,016	0.2
			51,357,841	55,550,796	5.4
Total investments in private investment companies			262,063,450	284,660,277	27.4

Variant Alternative Income Fund

Schedule of Investments

July 31, 2021 (continued)

	First Acquisition Date	Principal	Fair Value	Percent of Net Assets
Investments in credit facilities - 48.1%
Litigation Finance
Kerberos Capital Management and SPV I, 17.0%, due 9/11/2024 (a)(b)	12/29/2018	38,075,872	38,075,872	3.7
Kerberos Capital Management and SPV - (Luckett), 19.0%, due 9/11/2024 (a)(b)	1/29/2020	8,282,200	8,282,200	0.8
Kerberos Capital Management SPV I LLC (Pulvers), 20.0%, due 8/16/2024 (a)(b)	11/19/2020	10,729,963	10,729,963	1.0
		57,088,035	57,088,035	5.5
Portfolio Finance
BA Tech Master, LP, 15.0%, due 10/1/2022 (a)(b)	10/2/2018	2,000,000	2,000,000	0.2
Fairway America Fund (VII and VIIQP) LP, 7.0%, due 7/1/2022 (a)(b)	11/29/2019	4,000,000	4,000,000	0.4
Stage Point Capital, LLC, 7.0%, due 5/31/2022 (a)(b)	5/21/2019	7,000,000	7,000,000	0.6
		13,000,000	13,000,000	1.2
Royalties
ARC LPW I, LLC, 13.0%, due 3/31/2024 (a)(b)	9/26/2019	34,789,807	34,789,807	3.3

Specialty Finance
5 Core Capital LLC, 13.0%, due 9/30/2022 (a)(b)	10/28/2020	2,335,000	2,335,000	0.2
Advantech Servicios Financieros, (a)(b)(d)	11/5/2020	5,500,000	5,500,000	0.5
Aion Acquisition, LLC, 0.0%, due 12/31/2021 (a)(b)	3/31/2021	1,638,572	1,638,572	0.2
Aion Acquisition, LLC, 0.0%, due 3/31/2022 (a)(b)	3/31/2021	140,088	131,550	0.0
Aion Acquisition, LLC, 0.0%, due 12/31/2021 (a)(b)	3/31/2021	1,582,831	1,582,831	0.2
Art Lending, Inc. (Dart Milano S.R.L), 9.5%, due 4/7/2022 (a)(b)	4/14/2021	12,154,496	12,154,496	1.2
Art Lending, Inc. (Procacini S.L. - 1), 10.0%, due 2/28/2022 (a)(b)	8/26/2020	2,512,000	2,512,000	0.2
Art Lending, Inc. (Procacini S.L. - 2), 9.5%, due 4/7/2022 (a)(b)	4/14/2021	5,899,920	5,899,920	0.6
Art Money International, Co., 8.0%, due 12/9/2021 (a)(b)	12/9/2019	435,000	435,000	0.0
Art Money U.S., Inc., 11.0%, due 7/1/2023 (a)(b)	6/12/2018	2,500,000	2,500,000	0.2
AVISTA COLOMBIA S.A.S, 13.0%, due 4/29/2024 (a)(b)	3/29/2021	3,480,000	3,480,000	0.3
Bandon VAIF, LLC, 12.0%, due 2/9/2023 (a)(b)	2/10/2020	7,760,877	5,989,579	0.6
Coromandel Credit Facility, 12.0%, due 7/30/2022 (a)(b)	1/13/2020	28,919,000	28,919,000	2.8
Delgatto Diamond Finance Fund, L.P., 8.0%, due 5/26/2022 (a,b,)	5/28/2021	20,000,000	20,000,000	1.9
EDU Growth Capital Management PTE, Ltd., 12.5%, due 11/19/2023 (a)(b)	4/27/2021	4,400,000	4,400,000	0.4
Equity Link, S.A.P.I. De C.V., 15.0%, due 4/29/2024 (a)(b)	4/29/2021	875,000	875,000	0.1
First Class Securities Pty Ltd as trustee for the Oceana Australian Fixed Income Trust - 10.25%, due 4/14/2023 (a)(b)	4/14/2021	7,652,000	7,338,282	0.7
First Class Securities Pty Ltd as trustee for the Oceana Australian Fixed Income Trust - 11.25%, due 1/20/2023 (a)(b)	1/20/2021	10,000,000	9,796,981	0.9
First Class Securities Pty Ltd as trustee for the Oceana Australian Fixed Income Trust - 13.0%, due 11/6/2022 (a)(b)	11/6/2020	30,000,000	32,389,334	3.1
Hash Maps Labs, Inc., 12.0%, due 3/21/2024 (a)(b)	3/23/2021	2,572,127	2,572,127	0.2
Knickerbocker Funding LLC, due 9/21/2021 (a)(b)	9/20/2019	1,081,481	1,081,481	0.1
Lambda School II SPV LLC, 12.0%, due 10/25/2025 (a)(b)	10/19/2020	2,325,070	2,325,070	0.2
Lambda School III SPV LLC, 12.0%, due 8/18/2024 (a)(b)	6/18/2021	506,210	506,210	0.0
LCA Crackpital, S.A.P.I. de C.V. SOFOM, E.N.R., 15.25%, due 3/12/2023 (a)(b)	4/21/2021	2,629,077	2,629,077	0.3
Lendable Asset Management LLC, 14.0%, due 1/13/2024 (a)(b)	1/13/2021	5,000,000	5,000,000	0.5
Old Hill Art Co-Investment, 8.15%, due 9/5/2021 (a)(b)	1/14/2020	3,619,133	3,619,133	0.3
Old Hill Co-Investment, 13.12%, due 10/25/2021 (a)(b)(c)	9/17/2019	1,284,490	1,284,490	0.1
OHP II LP - Wall St. Funding, 11.0%, due 2/18/2023 (a,b)	5/7/2021	5,000,000	5,000,000	0.5
Pier Asset Management (Series 1), 13.0%, due 9/3/2021 (a)(b)	7/31/2020	9,420,000	9,420,000	0.9
Pier Asset Management (Series 4), 12.0%, due 7/15/2022 (a)(b)	1/14/2021	20,700,000	20,700,000	2.0
Pier Asset Management (Series 5), 15.0%, due 11/7/2022 (a)(b)	4/27/2021	2,698,000	2,698,000	0.3
TCM Produce LLC, 9.0%, due 10/15/2022 (a,b)	5/19/2021	4,035,000	4,035,000	0.4
PT Awan Tunai Indonesia, 12.29%, due 9/9/2023 (a)(b)	9/9/2020	9,083,413	9,083,413	0.9
PT SOLUSI DIGITAL INTERASIA, 9.3%, due 11/30/2022 (a)(b)	11/11/2020	3,800,000	3,800,000	0.4
RKB Bridge Solutions Credit Facility, 7.0%, due 12/10/2021 (a)(b)	12/13/2019	2,500,000	2,500,000	0.3
Salaryo Credit Facility, 12.0%, due 12/19/2022 (a)(b)	1/30/2020	3,777,249	3,777,249	0.4
Star Strong Capital, 12.0%, due 11/1/2023 (a)(b)	8/9/2019	6,983,500	6,878,500	0.7
Upper90 SPV Loan, 11.0%, due 12/31/2021 (a)(b)	11/27/2019	1,268,248	1,268,248	0.1
Vantage Borrower SPV I LLC, 16.5%, due 4/30/2024 (a)(b)	9/11/2020	3,000,000	3,000,000	0.3
		239,067,782	239,055,543	23.0
Trade Finance
Drip Trade Finance Series 2020-L, 7.0%, due 2/28/2022 (a)(b)	7/30/2020	1,000,000	1,000,000	0.1
Drip Trade Finance Series 2020-P, 7.0%, due 2/28/2022 (a)(b)	8/28/2020	2,000,000	2,000,000	0.2
Drip Trade Finance Series 2020-W, 7.0%, due 2/28/2022 (a)(b)	10/30/2020	1,000,000	1,000,000	0.1
Octagon Asset Management, LLC - (Deal: CTI #10 Beilai), 85.26%, due 10/31/2021 (a)(b)	2/19/2021	5,584,310	5,584,310	0.5
Octagon Asset Management, LLC - (Deal: Farla), 27.3%, due 10/31/2021 (a)(b)	10/2/2020	4,262,867	4,262,867	0.4
Octagon Asset Management, LLC - (Deal: Farla McBliss), 22.8%, due 10/31/2021 (a)(b)	4/12/2021	40,023,820	40,023,820	3.9
Octagon Asset Management, LLC - (Deal: Medcare Edma), 47.44%, due 10/31/2021 (a)(b)	10/1/2020	31,319,927	31,319,927	3.0
Octagon Asset Management, LLC - (Deal: Moonie), 29.4%, due 10/31/2021 (a)(b)	12/4/2020	1,283,500	1,283,500	0.1
Octagon Asset Management, LLC - (Deal: Tru Grit 7), 24.0%, due 10/31/2021 (a)(b)	3/9/2021	22,928,811	22,928,811	2.2
		109,403,235	109,403,235	10.5

Transportation Finance
OHP II LP - Signet Martime Corporation 10.5%, due 6/30/2022 (a)(b)(c)	3/2/2020	4,039,652	4,039,652	0.4
Warehouse Facilities
Printemps, LP, 7.0%, due 12/4/2021 (a)(b)	12/4/2019	667,514	667,514	0.1
Edly WH Investors 2019-1, LLC, 12.0%, due 9/30/2023 (a)(b)	10/9/2019	5,056,513	5,056,512	0.5
Homelight Homes Real Estate, LLC, 12.0%, due 2/28/2022 (a)(b)(d)	10/8/2020	25,696,568	25,696,568	2.4
Pier Asset Management (Series 3), 9.75%, due 10/1/2021 (a)(b)	10/19/2020	7,000,000	7,000,000	0.7
Rivonia Road Accept, LLC, 8.0%, due 11/12/2022 (a)(b)	2/5/2021	4,183,414	4,183,414	0.4
		42,604,009	42,604,008	4.1
Total investments in credit facilities		499,992,520	499,980,280	48.1

Variant Alternative Income Fund

Schedule of Investments

July 31, 2021 (continued)

	Shares/Units	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investments in special purpose vehicles - 10.0%
Litigation Finance
YS CF LawFF VII LLC (a)(b)	-	4/5/2018	500,000	500,000	0.0
Real Estate Debt
Monticello Funding, LLC Series BTH-3 (g)(h)	-	6/29/2018	119,612	120,872	0.0
Monticello Funding, LLC Series BTH-11 (g)(h)	-	9/13/2018	250,000	252,632	0.0
Monticello Funding, LLC Series BTH-13 (g)(h)	-	8/10/2018	156,000	157,642	0.0
Monticello Funding, LLC Series BTH-16 (g)(h)	-	7/31/2018	250,000	252,632	0.0
Monticello Funding, LLC Series BTH-30 (g)(h)	-	6/25/2019	200,000	202,105	0.0
Monticello Funding, LLC Series BTH-31 (g)(h)	-	5/29/2019	300,000	303,158	0.0
Monticello Funding, LLC Series BTH-33 (g)(h)	-	8/23/2019	750,000	757,875	0.1
Monticello Funding, LLC Series BTH-37 (g)(h)	-	11/18/2019	2,000,000	2,021,055	0.2
Monticello Funding, LLC Series BTH-38 (g)(h)	-	3/19/2020	1,750,000	1,768,423	0.2
Monticello Funding, LLC Series BTH-41 (g)(h)	-	3/9/2020	2,450,000	2,475,793	0.3
Monticello Funding, LLC Series BTH-43 (g)(h)	-	3/24/2020	850,000	858,951	0.1
Monticello Funding, LLC Series BTH-45 (g)(h)	-	11/6/2020	700,000	707,369	0.1
Monticello Funding, LLC Series BTH-47 (g)(h)	-	12/22/2020	3,000,000	3,031,643	0.3
Monticello Funding, LLC Series BTH-48 (g)(h)		7/23/2021	2,250,000	2,254,282	0.2
Monticello Structured Products, LLC Series MSP-12 (g)(h)	-	12/12/2019	1,000,000	1,010,550	0.1
			16,025,612	16,174,982	1.6
Real Estate Equity
CMF II Galleria Portfolio, LLC (g)(h)	-	3/11/2021	1,090,000	1,125,477	0.1
CX Multifamily Portfolio Depositor, LLC (g,h)		5/25/2021	9,250,000	7,642,170	0.8
Windsor Hill Bridge, LLC (g,h)		7/29/2021	3,300,000	3,369,255	0.3
			13,640,000	12,136,902	1.2
Royalties
Round Hill Music Carlin Coinvest, LP (e)(g)(h)	-	10/1/2017	929,104	1,160,437	0.1
Specialty Finance
CoVenture - Clearbanc Special Assets Fund LP (a)(g)(h)	-	3/12/2019	1,500,000	1,514,932	0.1
Segregated Investment Vehicle I, SP (a segregated portfolio of Lendable SPC), 12.18%, due 6/30/2022 (a)(g)(h)	-	7/31/2020	70,718,502	71,451,846	6.9
Upper90 ClearFund I, L.P. (a)(g)(h)	-	3/28/2019	275,579	465,751	0.1
			72,494,081	73,432,529	7.1
Transportation Finance
YS Vessel Deconstruction I (b)	-	8/26/2018	500,000	200,000	0.0
Total investments in special purpose vehicles			104,088,797	103,604,850	10.0

	Shares/Units	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investments in direct equities - 0.2%
Royalties
ARC LPW I, LLC Warrants, due 3/31/2024 (b)	3,063	10/3/2019	0	79,490	0.0
Octagon Asset Management, LLC - (Deal: Tru Grit 7) - Warrants (b)		5/18/2021	0	292,500	0.0
			0	371,990	0.0
Specialty Finance
Aion Financial - Equity (b)		3/31/2021	22	349,125	0.0
Art Lending, Inc. (Dart Milano Profit Share), due 4/7/2022 (a)(b)		6/2/2021	0	14,522	0.0
Art Lending, Inc. (Procacini S.L. - 1 Profit Share), due 2/28/2022 (a)(b)	-	8/26/2020	0	159,494	0.0
Art Lending, Inc. (Procacini S.L. - 2 Profit Share), due 4/7/2022 (a)(b)	-	4/14/2021	0	354,086	0.1
Vantage Borrower SPV I LLC Warrants, due 4/30/2024 (b)	29,207	1/27/2021	0	31,862	0.0
			22	909,089	0.1
Total investments in direct equities			22	1,281,079	0.1

Shares
	Investments in money market instruments - 12.4%
128,548,808	Federated Treasury Obligations Fund, Institutional Shares, 0.01% (a)(f)	128,548,808	128,548,808	12.4
	Total investments in money market instruments	128,548,808	128,548,808	12.4

	Total Investments (cost $994,693,597)		$1,018,075,294	98.0
	Other assets less liabilities		21,229,481	2.0
	Net Assets		$1,039,304,775	100.0

(a)	Security serves as collateral for the Fund's revolving credit facility, when in use during the year. See Note 11.
(b)	Value was determined using significant unobservable inputs.
(c)	Variable rate security.
(d)	Variable maturity dates maturing through 12/5/2021.
(e)	100% of this special purpose vehicle is invested in one music catalog.
(f)	Rate listed is the 7-day effective yield at 7/31/21.
(g)	Private investment company or special purpose vehicle does not issue shares or units.
(h)	Investment valued using net asset value per share (or its equivalent) as a practical expedient. See Note 14 for respective investment strategies, unfunded commitments and redemptive restrictions.

Investment Type as a percentage of Total Net Assets As Follows

Security Type/Sector	Percent of Total Net Assets
Credit Facilities	48.1%
Private Investment Companies	27.4%
Special Purpose Vehicles	10.0%
Direct Equities	0.1%
Short-Term Investments	12.4%
Total Investments	98.0%
Other assets less liabilities	2.0%
Total Net Assets	100.0%

Variant Alternative Income Fund

Schedule of Investments

July 31, 2021

FUTURES CONTRACTS

		Number of			Unrealized
	Expiration	Contracts	Notional	Value at	Appreciation
	Date	Long (Short)	Value	July 31, 2021	(Depreciation)
Foreign Exchange Futures
CME Australian Dollar	September 2021	(699)	(53,842,153)	(51,278,640)	2,563,513

TOTAL FUTURES CONTRACTS			$(53,842,153)	$(51,278,640)	$2,563,513

Variant Alternative Income Fund

Notes to Schedule of Investments

July 31, 2021 (Unaudited)

1. Valuation of Investments

The Fund calculates its NAV as of the close of business on each business day and at such other times as the Board may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board.

The Board has approved valuation procedures for the Fund (the “Valuation Procedures”). The Valuation Procedures provide that the Fund will value its investments at fair value. The Board has delegated the day to day responsibility for determining these fair values in accordance with the policies it has approved to the Investment Manager. The Investment Manager’s Valuation Committee (the “Valuation Committee”) will oversee the valuation of the Fund’s investments on behalf of the Fund. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly.

Short-term securities, including bonds, notes, debentures and other debt securities, such as certificates of deposit, commercial paper, bankers’ acceptances and obligations of domestic and foreign banks, with maturities of 60 days or less, for which reliable market quotations are readily available shall each be valued at current market quotations as provided by an independent pricing service or principal market maker. Money market funds will be valued at NAV.

For equity, equity related securities, and options that are freely tradable and listed on a securities exchange or over-the-counter market, the Fund fair values those securities at their last sale price on that exchange or over-the-counter market on the valuation date. If the security is listed on more than one exchange, the Fund will use the price from the exchange that it considers to be the principal exchange on which the security is traded. Securities listed on the NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or over-the-counter market on such day, the security will be valued at the mean between the last bid price and last ask price on such day.

Fixed income securities (other than the short-term securities as described above) shall be valued by (a) using readily available market quotations based upon the last updated sale price or a market value from an approved pricing service generated by a pricing matrix based upon yield data for securities with similar characteristics or (b) by obtaining a direct written broker-dealer quotation from a dealer who has made a market in the security. If no price is obtained for a security in accordance with the foregoing, because either an external price is not readily available or such external price is believed by the Investment Manager not to reflect the market value, the Valuation Committee will make a determination in good faith of the fair value of the security in accordance with the Valuation Procedures. In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

Prior to investing in any Underlying Fund, the Investment Manager will conduct an initial due diligence review of the valuation methodologies utilized by the Underlying Fund, which generally shall be based upon readily observable market values when available, and otherwise utilize principles of fair value that are reasonably consistent with those used by the Fund for valuing its own investments. Subsequent to investment in an Underlying Fund, the Investment Manager will monitor the valuation methodologies used by each Underlying Fund. The Fund bases its NAV on valuations of its interests in Underlying Funds provided by the managers of the Underlying Funds and/or their agents. These valuations involve significant judgment by the managers of the Underlying Funds and may differ from their actual realizable value. Under certain circumstances, the Valuation Committee may modify the managers’ valuations based on updated information received since the last valuation date. The Valuation Committee may also modify valuations if the valuations are deemed to not fully reflect the fair value of the investment. Valuations will be provided to the Fund based on interim unaudited financial records of the Underlying Funds, and, therefore, will be estimates and may fluctuate as a result. The Board, the Investment Manager and the Valuation Committee may have limited ability to assess the accuracy of these valuations.

Variant Alternative Income Fund

Notes to Schedule of Investments - (Continued)

July 31, 2021 (Unaudited)

In circumstances in which market quotations are not readily available or are deemed unreliable, or in the case of the valuation of private, direct investments, such investments may be valued as determined in good faith using methodologies approved by the Board. In these circumstances, the Fund determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Valuation Committee of any information or factors deemed appropriate. The Valuation Committee may engage third party valuation consultants on an as-needed basis to assist in determining fair value.

Fair valuation involves subjective judgments, and there is no single standard for determining the fair value of an investment. The fair value determined for an investment may differ materially from the value that could be realized upon the sale of the investment. Fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investment. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not be used to retroactively adjust the price of a security or the NAV determined earlier. Prospective investors should be aware that situations involving uncertainties as to the value of investments could have an adverse effect on the Fund’s NAV if the judgments of the Board or the Valuation Committee regarding appropriate valuations should prove incorrect.

Written Options

The Fund may write call and put options. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Schedule of Investments. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such in the Schedule of Investments. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund, as a writer of an option, has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option. The risk exists that the Fund may not be able to enter into a closing transaction because of an illiquid market.

Futures

The Fund may enter into futures contracts in U.S. domestic markets or on exchanges located outside the United States. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits that might be realized in trading could be eliminated by adverse changes in the exchange rate, or a loss could be incurred as a result of those changes. Transactions on foreign exchanges may include both commodities which are traded on domestic exchanges and those which are not. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission.

Engaging in these transactions involves risk of loss, which could adversely affect the value of the Fund's net assets. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses.

Variant Alternative Income Fund

Notes to Schedule of Investments - (Continued)

July 31, 2021 (Unaudited)

2. Fair Value of Investments

(a) Fair value - Definition

The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

•	Level 2 – Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

•	Level 3 – Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

Investments in private investment companies measured based upon NAV as a practical expedient to determine fair value are not required to be categorized in the fair value hierarchy.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainly of valuation, estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Investment Manager in determining fair value is greatest for investments categorized in Level 3.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

(b) Fair Value – Valuation Techniques and Inputs

When determining fair value, the Fund uses valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

Investments in Private Investment Companies

The Fund values private investment companies using the NAV’s provided by the underlying private investment companies as a practical expedient. The Fund applies the practical expedient to private investment companies on an investment-by-investment basis, and consistently with the Fund’s entire position in a particular investment, unless it is probable that the Fund will sell a portion of an investment at an amount different from the NAV of the investment. Each of these investments has certain restrictions with respect to rights of withdrawal by the Fund as specified in the respective agreements. Generally, the Fund is required to provide notice of its intent to withdraw after the investment has been maintained for a certain period of time. The management agreements of the private investment companies provide for compensation to the managers in the form of fees ranging from 0% to 2% annually of net assets and performance incentive allocations or fees ranging from 0% to 20% on net profits earned.

Variant Alternative Income Fund

Notes to Schedule of Investments - (Continued)

July 31, 2021 (Unaudited)

At July 31, 2021, the Fund had a private investment company of $35,325,893 that did not qualify for the practical expedient because it is probable that the Fund could sell these investments for amounts that differ from the NAV’s provided by the underlying private investment companies. Private investment companies not qualifying for practical expedient were valued by the Fund through application of adjustments to the stated NAV’s reported by the underlying private investment companies. These adjustments are based on other relevant information available that the Fund feels has not been reflected in the most recent fair value. As a result, a premium of 1.8x has been applied to the investment’s practical expedient value. Investments in private investment companies that do not qualify for the practical expedient are categorized in Level 3 of the fair value hierarchy.

Investments in Special Purpose Vehicles

Special purpose vehicles (“SPV”) consist of an investment by the Fund in an entity that invests directly or indirectly in a note secured by real estate. The debt offerings are short-term in nature and carry a fixed interest rate. During the period ended July 31, 2021, the Investment Manager determined there were minimal credit impairments. Investments in SPV are generally categorized in Level 3 of the fair value hierarchy, while others are measured based on NAV as a practical expedient.

Investments in Credit Facilities

The Fund has invested in credit facilities that are either secured by the borrower’s assets or are unsecured in nature. The credit facilities have been made directly or through participation with private investment or operating companies. The investments in credit facilities will generally be held at cost subject to certain revisions, such as (i) a material change in interest rates for similar notes or (ii) if the Investment Manager becomes aware of a fundamental change that has not been reflected in the cost. The Fund has determined to value its investments in credit facilities generally at cost although some are above or below cost as of July 31, 2021. During the period ended July 31, 2021, the Investment Manager determined there were no material changes in interest rates or fundamental changes. Investments in credit facilities are categorized in Level 3 of the fair value hierarchy.

Investments in Direct Equities

As a part of some of the credit facilities, the Fund receives direct equity in the private investments or operating companies of the borrower via common stock shares, warrants, or profit sharing instruments. The Fund has determined to value its investments in direct equities through a discounted cash flow or market approach method as of July 31, 2021. Investments in direct equities are categorized in Level 3 of the fair value hierarchy.

(c)	Fair Value - Hierarchy

The Fund’s assets recorded at fair value have been categorized based on a fair value hierarchy as described in the Fund’s significant accounting policies. The following table presents information about the Fund’s assets and liabilities measured at fair value as of July 31, 2021. Assets valued using NAV as a practical expedient, an indicator of fair value, are listed in a separate column to permit reconciliation to totals in the Statement of Assets and Liabilities:

Variant Alternative Income Fund

Notes to Schedule of Investments - (Continued)

July 31, 2021 (Unaudited)

Investments	Level 1	Level 2	Level 3	Investments Valued at Net Asset Value	Total
Private Investment Companies	$-	$-	$35,325,893	$249,334,384	$284,660,277
Credit Facilities	-	-	499,980,280	-	499,980,280
Special Purpose Vehicles	-	-	700,000	102,904,850	103,604,850
Direct Equities	-	-	1,281,079	-	1,281,079
Short-Term Investments	128,548,808	-	-	-	128,548,808
Total Investments	$128,548,808	$-	$537,287,252	$352,239,234	$1,018,075,294

Other Financial Instruments[1]
Futures Contracts	$2,563,513	$-	$-	$-	$2,563,513
Total Assets	$131,112,321	$-	$537,287,252	$352,239,234	$1,020,638,807

[1]	Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts. Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(d)	Fair Value – Changes in Level 3 Measurements

The following table presents the changes in assets and transfers in and out which are classified in Level 3 of the fair value hierarchy for the period ended July 31, 2021:

	Private Investment Companies	Credit Facilities	Special Purpose Vehicles	Direct Equities
April 30, 2021	$42,805	$409,848,148	$700,000	$1,485,207
Realized gains (losses)	-	-	-	-
Unrealized gains (losses)	16,905,820	(2,963,161)		(204,128)
Transfers Into Level 3	18,420,073		-	-
Transfers Out of Level 3	(42,805)	-	-	-
Purchases	-	134,463,927	-	-
Sales	-	(41,368,634)	-	-
July 31, 2021	$35,325,893	$499,980,280	$700,000	$1,281,079

Variant Alternative Income Fund

Notes to Schedule of Investments - (Continued)

July 31, 2021 (Unaudited)

(e)	Fair Value - Significant Unobservable Inputs

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy as of July 31, 2021.

Investments	Fair Value	Valuation Technique	Unobservable Inputs	Range of Inputs
Private Investment Companies	$ 35,325,893	Market Approach	Allocation % Market Valuation	2.94% - 3.18% $451,075,575 – $615,386,042
Credit Facilities	499,980,280	Cost Discounted Cash Flow	Recent transaction price Interest Rate Discount Rate	N/A 7.00% - 85.00% 10.00%
Special Purpose Vehicles	700,000	Cost	Recent transaction price	N/A
Direct Equities	1,281,079	Discounted Cash Flow Market Approach	Discount Rate Ownership % Probability Weighting 3rd Party Market Valuation	15.0% - 30.0% 0.0004% - 7.50% 75.00% $6,218,000 - $180,000,000